                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: QUARTER ENDED DEC. 31, 2001
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       PENSKE CORPORATION
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Address:    13400 WEST OUTER DRIVE, DETROIT, MICHIGAN 48239
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 Form 13F File Number: 28-05645
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ROBERT H. KURNICK, JR.
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Title:    EXECUTIVE VICE PRESIDENT
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Phone:    313-592-7550
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Signature, Place, and Date of Signing:

/S/ ROBERT H. KURNICK, JR.             DETROIT, MI               MARCH 4, 2002
-------------------------- -----------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                              -----------------------

Form 13F Information Table Entry Total:                  1
                                              -----------------------

Form 13F Information Table Value Total:      $     178,007
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                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

           1         28-                        PENSKE PERFORMANCE, INC.
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
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NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE    SHARED  NONE
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International
Speedway             A         460335 20 1     $178,007     4,552,621  SH            Defined          1      4,552,621
Corporation
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